Statement of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 390	$ 254	$ 924	$ 467
Less: cost of goods sold	326	242	768	574
Gross profit (loss)	64	12	156	(107)
Operating expenses:
General and administrative	306	305	1,030	1,383
Research and development	327	390	1,046	1,362
Sales and marketing	495	417	1,521	1,885
Non-cash expenses	520	53	1,508	832
Total operating expenses	1,649	1,165	5,104	5,462
Loss from operations	(1,585)	(1,153)	(4,948)	(5,568)
Other income (expenses), net:
Interest income	13	16	86	22
State franchise taxes	(1)	0	(2)	0
SEC settlements	(147)	0	(426)	0
Net loss	$ (1,720)	$ (1,138)	$ (5,290)	$ (5,546)